UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

Dryden High Yield Fund Inc

Portfolio of Investments

as of March 31, 2007 (Unaudited)

Description	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 92.6%
ASSET BACKED SECURITIES 1.2%
Centurion CDO Vll Ltd., Ser. 2004 -7A, Cl. D1	Ba2		12.09%		1/30/16	$5,000	(k)	$5,405,100
CSAM Funding Corp. 1, Sub. Notes, Cl. D-2, 144A	Ba2		11.71	(j)	3/29/16	7,000	(k)	7,042,000
Landmark lV CDO Ltd. (cost $3,500,000; purchased 9/23/04-6/15/05)	Ba2		11.51	(j)	12/15/16	3,500	(b)(k)	3,667,891
Liberty Square Ltd., Ser. 2001-2A, Cl. D, 144A	Caa3		11.8543	(j)	6/15/13	3,320	(k)	1,709,651

Total asset backed securities								17,824,642

CORPORATE BONDS 88.0%
Aerospace/Defense 2.2%
Armor Holdings, Inc., Sr. Sub. Notes	B1		8.25		8/15/13	160		168,000
BE Aerospace, Inc., Sr. Sub. Notes, Ser. B	B3		8.875		5/1/11	4,780		4,929,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2		8.00		11/15/14	200	(i)	207,000
DRS Technologies, Inc., Gtd. Notes	B3		7.625		2/1/18	5,130	(f)	5,335,200
Esterline Technologies Corp., Sr. Sub. Notes	B1		7.75		6/15/13	2,650		2,722,875
K&F Acquisition, Inc., Sr. Sub. Notes	Caa1		7.75		11/15/14	3,835		4,074,688
L-3 Communications Corp., Sr. Notes	Ba3		6.375		10/15/15	650		644,313
L-3 Communications Corp., Sr. Sub. Notes	Ba3		7.625		6/15/12	7,825		8,059,749
Moog, Inc.	Ba3		6.25		1/15/15	2,000		1,970,000
Sequa Corp.	B2		9.00		8/1/09	375		395,625
Sequa Corp., Sr. Notes, Ser. B	B2		8.875		4/1/08	3,775		3,869,375
Standard Aero Holdings, Inc.	Caa1		8.25		9/1/14	755		809,738
TransDigm, Inc., Sr. Sub. Notes, 144A	B3		7.75		7/15/14	130		134,225

								33,320,163

Airlines 0.7%
American Airlines, Inc., Certs., Ser. 91-A2	B2		10.18		1/2/13	2,000		2,040,000
AMR Corp., Notes	CCC+	(a)	10.40		3/10/11	4,450		4,594,625
Calair Capital LLC, Gtd. Sr. Notes	B3		8.125		4/1/08	2,980		3,002,350
Continental Airlines, Inc., Certs., Ser. 981B	Ba2		6.748		3/15/17	1,306		1,307,973

								10,944,948

Automotive 4.7%
ArvinMeritor, Inc., Notes	B1		8.75		3/1/12	300		309,750
Cooper-Standard Automotive, Inc., Gtd. Notes	B3		7.00		12/15/12	150	(f)	139,875
Ford Motor Co., Bank Loan	Ba3		8.36		12/12/13	4,988	(k)	5,001,355
Ford Motor Co., Notes	Caa1		7.45		7/16/31	325	(f)	251,469
Ford Motor Company Term B., Notes	NR		8.36		11/29/13	998		1,000,271
Ford Motor Credit Co.,
Sr. Notes	B1		9.875		8/10/11	5,300	(f)	5,612,721
Notes	B1		7.875		6/15/10	25,480		25,574,760

Bonds	B1	7.375		2/1/11	820		806,497
Sr. Notes	B1	7.25		10/25/11	425		413,059
Sr. Unsec’d. Notes	B1	8.00		12/15/16	1,375		1,323,084
Notes	B1	7.00		10/1/13	200		185,917
General Motors Corp.,
Notes	Caa1	7.20		1/15/11	17,840	(f)	16,948,000
Sr. Notes	Caa1	7.125		7/15/13	950	(f)	888,250
Debs.	Caa1	8.25		7/15/23	700		630,000
General Motors Nova Fin., Notes	Caa1	6.85		10/15/08	3,865		3,840,844
Goodyear Tire & Rubber Co. (The), Sr. Notes	B2	9.00		7/1/15	225		246,938
Lear Corp., Sr. Notes	B3	8.75		12/1/16	2,830	(f)	2,702,650
Tenneco, Inc.,
Sr. Notes	B3	8.625		11/15/14	100	(f)	104,250
Sec’d. Notes	Ba3	10.25		7/15/13	190		207,100
TRW Automotive,
Sr. Notes, 144A	Ba3	7.25		3/15/17	3,675	(f)	3,601,500
Sr. Sub. Notes	NR	9.375		2/15/13	538		580,104
Visteon Corp., Sr. Notes	Caa2	7.00		3/10/14	2,190	(f)	1,916,250

							72,284,644

Banking 0.8%
Banco BMG SA (Brazil), Notes, 144A	Ba3	9.15		1/15/16	3,000	(i)	3,217,500
Halyk Savings Bank of Kazahstan (Kazakhstan), Notes,
144A	Baa1	8.125		10/7/09	1,620	(i)	1,692,900
Kazkommerts Int’l. BV, (Netherlands),
Gtd. Notes, 144A	Baa1	7.00		11/3/09	2,210	(i)	2,229,338
Gtd. Notes, 144A	Baa1	8.50		4/16/13	4,435	(f)(i)	4,690,012

							11,829,750

Building Materials & Construction 1.0%
Goodman Global Holdings, Inc.,
Sr. Notes	B1	8.36	(j)	6/15/12	1,212		1,221,090
Sr. Notes	B3	7.875		12/15/12	800	(f)	804,000
K Hovnanian Enterprises, Inc., Gtd. Sr. Notes	Ba1	6.25		1/15/15	2,380		2,064,650
KB Home, Sr. Sub. Notes	Ba2	8.625		12/15/08	6,075		6,211,687
Nortek, Inc., Sr. Sub. Notes	B3	8.50		9/1/14	4,685	(f)	4,556,163

							14,857,590

Cable 4.7%
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes (Zero thru 7/15/05)	NR	16.00	(l)	7/15/10	15,000	(e)(k)(i)	150
Sr. Notes	NR	14.00		7/15/10	6,900	(e)(k)(i)	69
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Notes	Caa1	8.75		11/15/13	800		828,000
Charter Communications Holding, Bank Loan	B2	7.985		4/28/13	7,500	(k)	7,482,892
Charter Communications Holding, Bank Loan	B1	Zero		4/30/14	7,500	(k)	7,481,249
Charter Communications Holding, Bank Loan	NR	7.985		4/25/13	500		498,750
Charter Communications Holding LLC,
Sr. Notes	Caa3	11.125		1/15/14	4,434		4,145,790
Sr. Notes	Caa3	13.50		1/15/14	2,000		2,020,000
Sr. Notes	Caa3	10.00		5/15/14	983	(f)	877,328
Sr. Notes	Caa3	11.75		5/15/14	3,000	(f)	2,872,500
Sr. Notes	NR	11.00		10/1/15	125	(f)	129,063
Sr. Notes	Caa2	11.00		10/1/15	11,717		12,156,387

Charter Communications Holdings II,
Gtd. Notes	NR	10.25		10/1/13	2,406	(f)	2,628,555
Sr. Notes, Series B	Caa2	10.25		9/15/10	675	(f)	711,281
Sr. Notes	Caa2	10.25		9/15/10	3,000		3,165,000
Charter Communications Operating LLC,
Sr. Notes, 144A	B3	8.375		4/30/14	190		197,838
CSC Holdings Inc.,
Deb.	B2	7.875		2/15/18	725		744,938
Deb.	B2	7.625		7/15/18	3,610		3,646,100
Sr. Notes	B2	7.875		12/15/07	4,500		4,550,625
Sr. Notes, Ser. B	B2	8.125		7/15/09	7,175		7,426,124
Sr. Notes, Ser. B	B2	7.625		4/1/11	2,125	(f)	2,178,125
Sr. Notes, 144A	B2	6.75		4/15/12	425		421,813
Mediacom Broadband LLC, Notes, 144A	B3	8.50		10/15/15	1,750	(f)	1,789,375
Mediacom LLC	B3	9.50		1/15/13	800		825,000
Telenet Group Holding NV (Belgium), Dis. Notes, 144A	B3	11.50	(l)	6/15/14	655	(i)	614,063
Videotron Ltee,
Gtd. Notes	Ba2	6.875		1/15/14	1,570		1,585,700
Sr. Notes	Ba2	6.375		12/15/15	3,525		3,463,313

							72,440,028

Capital Goods 5.0%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50		1/15/13	1,500	(f)	1,496,250
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	7.125		5/15/16	800		814,000
Sr. Notes	B1	7.25		3/15/15	1,705		1,739,100
Sr. Notes, Ser. B	B1	5.75		2/15/11	4,320	(f)	4,212,000
Sr. Notes, Ser. B	B1	9.25		9/1/12	5,127		5,408,985
Ashtead Capital, Inc., 144A	B3	9.00		8/15/16	2,985		3,179,025
Baldor Electric Co., Gtd. Notes	B3	8.625		2/15/17	2,250		2,379,375
Blount, Inc., Sr. Sub Notes	B2	8.875		8/1/12	7,700	(f)	7,969,500
Case New Holland, Inc., Sr. Notes	Ba3	9.25		8/1/11	2,365		2,483,250
Chart Industries, Inc., Sr. Sub. Notes, 144A	B3	9.875		10/15/15	270		282,150
Columbus Mckinnon Corp., Sr. Sub. Notes	B2	8.875		11/1/13	3,245		3,439,700
Hertz Corp., Sr. Notes	B1	8.875		1/1/14	9,120		9,826,800
Holt Group, Inc., Sr. Notes	NR	Zero		1/15/06	8,120	(e)(k)	81
Horizon Lines LLC, Gtd. Notes	B3	9.00		11/1/12	300		315,000
Invensys PLC (United Kingdom), Sr. Notes, 144A	B2	9.875		3/15/11	324	(i)	348,705
Johnson Diversey Holding, Inc.,
Sr. Disc. Notes (zero thru 5/15/07)	Caa1	10.67	(l)	5/15/13	3,745	(f)	3,866,713
Sr. Sub. Notes, Ser. B	B3	9.625		5/15/12	1,450	(f)	1,515,250
Manitowoc Co., Inc., Gtd. Notes	B2	10.50		8/1/12	6,216		6,612,270
RBS Global & Rexnord Corp.	B3	9.50		8/1/14	6,100		6,344,000
Rental Service Corp., Bonds, 144A	Caa1	9.50		12/1/14	2,000		2,130,000
Stena AB, (Sweden), Sr. Notes	Ba3	7.50		11/1/13	4,900	(i)	4,973,500
Trinity Industries Inc., Sr. Sub. Notes	Ba1	6.50		3/15/14	120		118,800
TRISM, Inc., Sr. Sub. Notes	NR	12.00		2/15/05	435	(d)(e)(k)	4
United Rentals North America, Inc., Sr.	B1	6.50		2/15/12	6,750		6,733,125

							76,187,583

Chemicals 3.1%
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B2	9.625		6/15/14	386		438,465
Crystal US Holdings 3 LLC, Gtd. Notes	B2	10.50	(l)	10/1/14	650		603,688
Equistar Chemicals Funding LP,
Gtd. Notes	B1	10.125		9/1/08	3,815	(f)	4,015,288

Sr. Notes	B1	10.625		5/1/11	3,030		3,196,650
Huntsman Co. LLC, Gtd. Notes	Ba1	11.625		10/15/10	3,000		3,251,250
Huntsman International LLC, Gtd. Notes	Ba3	11.50		7/15/12	660		737,550
Ineos Group Holdings, Inc., Notes, 144A	B2	8.50		2/15/16	1,875	(f)	1,795,313
Koppers, Inc., Gtd. Notes	B2	9.875		10/15/13	5,979		6,487,214
KRATON Polymers LLC, Gtd. Notes	B3	8.125		1/15/14	500		500,625
Lyondell Chemical Co.,
Gtd. Notes	Ba2	10.50		6/1/13	4,110		4,500,450
Gtd. Notes	B1	8.25		9/15/16	100		107,000
Gtd. Notes	B1	8.00		9/15/14	100		104,750
Momentive Performance Materials, Inc., Sr. Notes, 144A	B3	9.75		12/1/14	3,000	(f)	3,090,000
Mosaic Co.,
Sr. Notes, 144A	B1	7.375		12/1/14	1,450		1,511,625
Sr. Notes, 144A	B1	7.625		12/1/16	1,850		1,951,750
Nalco Co.,
Sr. Sub. Notes	B3	8.875		11/15/13	1,745		1,854,063
Sr. Notes	B1	7.75		11/15/11	6,675		6,841,874
PQ Corp., Gtd. Notes	B3	7.50		2/15/13	250		252,500
Rhodia SA (France), Sr. Sub. Notes	B3	8.875		6/1/11	3,398	(f)(i)	3,542,415
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625		5/15/11	3,254		3,432,970

							48,215,440

Consumer 1.2%
Corrections Corp of America., Gtd. Notes	Ba2	6.75		1/31/14	130		132,275
Levi Straus & Co.,
Sec’d. Notes	B2	8.875		4/1/16	1,125		1,203,750
Sr. Unsub. Notes	B2	10.11	(j)	4/1/12	925		943,500
Sr. Unsub. Notes	B2	9.75		1/15/15	2,230		2,447,425
Playtex Products, Inc.	Caa1	9.375		6/1/11	6,200	(f)	6,409,250
Quiksilver, Inc., Gtd. Notes	Ba3	6.875		4/15/15	600		565,500
Service Corp. Int’l.,
Sr. Unsec’d Notes	B1	7.625		10/1/18	200		211,500
Sr. Notes	B1	7.00		6/15/17	2,000	(f)	2,015,000
Notes	B1	6.50		3/15/08	2,585		2,597,925
TDS Investor Corp., 144A	Caa1	11.875		9/1/16	1,555	(f)	1,704,669
West Corp., Sr. Sub. Notes, 144A	Caa1	11.00		10/15/16	805	(f)	849,275

							19,080,069

Electric 8.1%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75		5/15/13	1,710		1,821,150
Sr. Notes	B1	9.50		6/1/09	6,635		7,066,275
Sr. Notes	B1	9.375		9/15/10	9,450	(f)	10,276,875
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00		1/2/17	5,592		6,221,248
Aquila, Inc., Sr. Notes	B2	9.95		2/1/11	170		186,150
CMS Energy Corp.,
Sr. Notes	Ba3	9.875		10/15/07	1,250	(f)	1,276,563
Sr. Notes	Ba3	7.50		1/15/09	3,385	(f)	3,473,856
Sr. Notes	Ba3	8.50		4/15/11	4,060		4,415,250
Dynegy Holdings, Inc.	B2	8.375		5/1/16	6,390	(f)	6,645,600
Dynegy Holdings, Inc., Sr. Notes	B2	6.875		4/1/11	1,895		1,899,738
Edison Mission Energy,
Sr. Notes	B1	7.73		6/15/09	8,510	(f)	8,807,850
Sr. Unsec’d. Notes	B1	7.75		6/15/16	250		260,625

Empresa Nacional de Electricidad SA (Chile),
Notes	Baa3		8.625	8/1/15	5,650	(f)(i)	6,666,864
Homer City Funding LLC, Gtd. Notes	Ba2		8.137	10/1/19	1,800		1,957,500
Midwest Generation LLC, Certs.,
Ser. A	Ba2		8.30	7/2/09	4,092		4,202,134
Ser. B	Ba2		8.56	1/2/16	697		762,407
Sec’d. Notes	Ba2		8.75	5/1/34	4,315		4,681,775
Mirant Americas Generation LLC, Sr. Note	Caa1		8.30	5/1/11	5,200		5,330,000
Mirant Corp., Sr. Notes, 144A	NR		Zero	7/15/49	2,600	(k)	91,000
Mirant North America LLC, Series WI	B2		7.375	12/31/13	2,375	(f)	2,434,375
Mission Energy Holding Co., Sec’d. Notes	B2		13.50	7/15/08	2,890		3,150,100
NSG Holdings LLC, Sec’d. Notes, 144A	Ba2		7.75	12/15/25	150		156,750
Nevada Power Co., Gen. & Ref. Mtg. Bkd.,
Ser. A	Ba1		8.25	6/1/11	2,465		2,710,568
NRG Energy Inc.,
Gtd. Notes	B1		7.25	2/1/14	300		307,500
Sr. Notes	B1		7.375	2/1/16	11,305		11,615,887
Gtd. Notes	B1		7.375	1/15/17	4,100		4,207,625
Orion Power Holdings, Inc., Sr. Notes	B2		12.00	5/1/10	6,235		7,201,425
PSEG Energy Holdings LLC, Sr. Notes	Ba3		8.50	6/15/11	400		432,000
Reliant Energy, Inc.,
Sec’d. Notes	B2		9.25	7/15/10	450		474,188
Gtd. Notes	B2		6.75	12/15/14	370		390,813
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	Ba2		9.681	7/2/26	3,600		4,176,000
Reliant Resources, Inc., Sec’d. Notes	B2		9.50	7/15/13	205		223,194
Roseton/Danskammer., Series A, (Pass thru Certs)	Ba3		7.27	11/8/10	200		204,500
Sierra Pacific Power Co.,
Ser. A	Ba1		8.00	6/1/08	325		333,127
Sr. Notes	B1		8.625	3/15/14	2,165	(f)	2,341,945
Sierra Pacific Resources., Sr. Unsec’d. Notes	B1		6.75	8/15/17	675		689,041
Teco Energy, Inc., Sr. Notes	Ba1		7.50	6/15/10	1,000		1,060,000
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2		7.00	6/30/21	154		154,769
TXU Corp.,
Sr. Notes	Ba1		5.55	11/15/14	1,100		974,246
Sr. Notes	Ba1		6.50	11/15/24	2,800		2,359,904
Utilicorp Finance Corp. (Canada), Sr. Notes	B2		7.75	6/15/11	2,375	(f)(i)	2,565,000
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, 144A (cost $1,963,363; purchased 7/31/98)	D	(a)	Zero	10/30/07	1,963	(b)(e)(i)(k)	221,467

							124,427,284

Energy – Integrated 0.2%
TNK-BP Finance, 144A	Baa2		7.50	7/18/16	2,200		2,321,000

Energy – Other 3.9%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2		7.50	6/15/14	25		26,188
Sr. Notes	Ba2		7.00	8/15/14	2,950	(f)	3,038,500
Sr. Notes	Ba2		6.375	6/15/15	4,775		4,751,125
Sr. Notes	Ba2		6.875	1/15/16	4,925	(f)	4,986,563
Sr. Notes	Ba2		6.50	8/15/17	1,575		1,555,313
Compagnie Generale de Geophysique-Veritas (France),
Gtd. Notes	Ba3		7.50	5/15/15	825	(i)	849,750
Complete Production Services, Inc., Sr. Notes, 144A (cost $100,000; purchased 11/29/06)	B2		8.00	12/15/16	100	(b)	102,500
Compton Petroleum Corp.,	B2		7.625	12/1/13	2,100		2,052,750
Dresser-Rand Group, Inc., Gtd. Notes	B1		7.375	11/1/14	200		204,000

Encore Acquisition Co.,
Sr. Notes	B1	6.00	7/15/15	300		267,000
Sr. Sub. Notes	B1	6.25	4/15/14	2,810		2,585,200
Forest Oil Corp., Sr. Notes	B1	8.00	6/15/08	1,260		1,286,775
Hanover Compressor Co., Sr. Unsec’d. Notes	B2	9.00	6/1/14	300		324,750
Hanover Equipment Trust, Sec’d. Notes, Ser. B	Ba3	8.75	9/1/11	6,990	(f)	7,269,599
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,350,000
Magnum Hunter Resources, Inc., Sr. Notes	B1	9.60	3/15/12	460		481,850
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	4,760		4,760,000
Sr. Sub. Notes	Ba3	6.625	4/15/16	5,100	(f)	5,099,999
OPTI Canada, Inc. (Canada), Gtd. Notes, 144A	B1	8.25	12/15/14	400	(i)	416,000
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	3,900		4,231,500
Petrohawk Energy Corp., Notes	B3	9.125	7/15/13	4,100		4,366,500
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	2,075		1,930,742
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	3,125		3,091,347
Plains Exploration & Production Co., Gtd. Notes	Ba3	7.00	3/15/17	100		100,500
Pogo Producing Co.,
Gtd. Notes	B1	7.875	5/1/13	525		528,938
Sr. Sub. Notes	B1	6.875	10/1/17	1,270	(f)	1,238,250
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	125		128,125
Tesoro Corp.,
Sr. Notes	Ba1	6.25	11/1/12	515		522,081
Sr. Notes	Ba1	6.625	11/1/15	550		556,875

						59,102,720

Foods 2.8%
Ahold Finance USA, Inc.	Ba1	6.875	5/1/29	650		658,938
Ahold Finance USA, Inc. (Netherlands), Notes	Ba1	8.25	7/15/10	1,840	(i)	1,987,200
Alberton’s, Inc.,
Debs.	B1	7.45	8/1/29	2,850	(f)	2,803,639
Sr. Notes	B1	7.50	2/15/11	1,725		1,816,575
Debs.	B1	8.70	5/1/30	1,850		2,001,439
Aramark Corp., Sr. Notes, 144A	B3	8.50	2/1/15	5,675	(f)	5,901,999
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	425		433,500
Constellation Brands, Inc.,	Ba3	7.25	9/1/16	250		253,125
Dean Foods Co., Gtd. Notes	Ba2	7.00	6/1/16	2,175	(f)	2,183,156
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	2,105		2,189,200
Delhaize America, Inc.,
Gtd. Notes	Ba1	9.00	4/15/31	575		690,875
Gtd. Notes	Ba1	8.125	4/15/11	4,325	(f)	4,730,818
Dole Food, Inc.,
Gtd. Notes	Caa1	7.25	6/15/10	629		600,695
Sr. Notes	Caa1	8.625	5/1/09	1,698		1,693,755
Ingles Markets, Inc., Gtd. Notes	B3	8.875	12/1/11	270		280,800
National Beef Packing Co., Sr. Notes	Caa1	10.50	8/1/11	3,050		3,202,500
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75	2/1/12	1,910		1,974,463
Pilgrim’s Pride Corp.,
Gtd. Notes	B1	9.625	9/15/11	2,075		2,158,000
Sr. Unsec’d. Notes	B1	7.625	5/1/15	200		199,500
Smithfield Foods, Inc.,
Sr. Notes	Ba3	8.00	10/15/09	405		422,213
Sr. Notes	Ba3	7.75	5/15/13	725	(f)	748,563
Stater Brothers Holdings, Inc., Sr. Notes	B2	8.125	6/15/12	2,745		2,827,350
Supervalu Inc., Sr. Notes	B1	7.50	11/15/14	3,675		3,831,188

						43,589,491

Gaming 4.7%
Boyd Gaming Corp.,
Sr. Sub. Notes	Ba3	7.125		2/1/16	200		196,000
Sr. Sub. Notes	NR	8.75		4/15/12	2,800		2,922,500
Sr. Sub. Notes	Ba3	6.75		4/15/14	1,955		1,950,113
Caesars Entertainment, Inc., Sr. Notes	Ba1	8.125		5/15/11	775	(f)	820,531
CCM Merger, Inc., Notes, 144A	B3	8.00		8/1/13	7,710	(f)	7,748,550
Choctaw Resort Development Enterprise,
Sr. Notes, 144A	Ba2	7.25		11/15/19	242		243,513
Chukchansi Economic Development Authority,
Sr. Notes, 144A, (cost $186,975; purchased 4/27/06)	B2	8.00		11/15/13	180	(b)(k)	186,075
Harrah’s Operating Co., Inc.,
Gtd. Notes	Baa3	5.50		7/1/10	4,175		4,110,288
Gtd. Notes	Baa3	5.625		6/1/15	5,740		4,950,750
Gtd. Notes	Baa3	6.50		6/1/16	775		686,604
Herbst Gaming Inc., Gtd. Notes (cost $151,125; purchased 3/28/06)	B3	7.00		11/15/14	150	(b)(k)	144,750
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B1	9.00		3/15/12	2,010		2,095,425
Sr. Sub. Notes	B1	7.00		3/1/14	750		735,000
Mandalay Resort Group,
Sr. Notes	Ba2	9.50		8/1/08	2,050		2,139,688
Sr. Sub. Notes	B1	9.375		2/15/10	450		484,875
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.875		4/1/16	4,000	(f)	3,890,000
Gtd. Notes	B1	9.75		6/1/07	10,300	(f)	10,351,499
Gtd. Notes	Ba2	6.00		10/1/09	8,840	(f)	8,851,049
Sr. Notes	Ba2	5.875		2/27/14	1,250		1,162,500
Gtd. Notes	B1	8.375		2/1/11	1,000		1,052,500
Gtd. Notes	Ba2	6.75		4/1/13	750		744,375
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.375		7/1/11	295	(k)	304,588
Sr. Sub. Notes	Ba2	8.00		4/1/12	4,510		4,679,125
Station Casinos Inc.,
Sr. Notes	Ba2	7.75		8/15/16	1,575		1,616,344
Sr. Notes	Ba2	6.00		4/1/12	3,995		3,870,156
Sr. Sub. Notes	Ba3	6.50		2/1/14	955		878,600
Sr. Sub. Notes	Ba3	6.875		3/1/16	65		59,556
Sr. Sub. Notes	Ba3	6.625		3/15/18	780		694,200
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50		6/1/15	4,125	(f)	4,166,250
Wynn Las Vegas LLC, First Mortgage	B1	6.625		12/1/14	1,000		990,000

							72,725,404

Healthcare & Pharmaceutical 6.4%
Accellent, Inc., Sr. Notes	Caa2	10.50		12/1/13	14,350		14,852,249
Advanced Medical Optics, Inc., Sr. Sub. Notes, 144A	B1	7.50		5/1/17	3,300		3,324,750
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25		12/15/12	2,450	(f)	2,401,000
CDRV Investors, Inc., Sr. Unsec’d. Notes	Caa1	9.625	(l)	1/1/15	375		322,500
Concentra Operating Corp., Gtd. Notes	B3	9.50		8/15/10	4,175		4,404,625
DaVita, Inc., Gtd. Notes	B2	7.25		3/15/15	430		434,838
Elan Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	B3	8.875		12/1/13	3,100	(i)	3,150,375
Fisher Scientific International, Inc., Sr. Sub. Notes	Baa3	6.125		7/1/15	1,800		1,804,369
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.875		6/15/11	410		430,500

Hanger Orthopedic Group, Inc.,	Caa2	10.25		6/1/14	2,700	(f)	2,868,750
HCA, Inc.,
Notes, MTN	Caa1	8.70		2/10/10	550		575,368
Notes	Caa1	8.75		9/1/10	3,300	(f)	3,460,875
Sr. Unsec’d. Notes	Caa1	6.25		2/15/13	323		293,526
Bank Loan	Ba3	8.11		11/14/13	6,983	(k)	7,039,233
Sec’d. Notes, 144A	B2	9.125		11/15/14	160		171,000
Notes, MTN	Caa1	9.00		12/15/14	4,000		3,966,396
Notes	Caa1	7.69		6/15/25	840		724,113
Notes	Caa1	7.50		11/15/95	1,500		1,196,414
Sec’d. Notes, 144A	B2	9.25		11/15/16	12,300	(f)	13,268,624
Iasis Healthcare Capital Corp. LLC,
Sr. Sub. Notes	B3	8.75		6/15/14	700		724,500
Inverness Medical Innovations, Inc.,
Sr. Sub. Notes	Caa1	8.75		2/15/12	3,205		3,341,213
MedQuest, Inc., Gtd. Notes	Caa1	11.875		8/15/12	485	(f)	441,350
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125		6/1/13	650		633,750
Res Care, Inc., Sr. Notes	B1	7.75		10/15/13	1,000		1,020,000
Rotech Healthcare, Inc., Sr. Notes	Caa3	9.50		4/1/12	300	(f)	297,000
Select Medical Corp., Sr. Sub. Notes	B3	7.625		2/1/15	1,605	(f)	1,444,500
Senior Housing Trust, Sr. Notes	Ba2	8.625		1/15/12	4,525		4,943,563
Skilled Healthcare Group, Inc., Sr. Notes, 144A	Caa1	11.00		1/15/14	8,820		9,812,249
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	Caa1	9.25		2/1/15	2,320	(f)	2,296,800
Sr. Unsec’d. Notes	Caa1	7.375		2/1/13	423		392,861
Sr. Notes	Caa1	9.875		7/1/14	250		252,500
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00		11/15/13	300		313,125
Ventas Realty LP,
Gtd. Notes	Ba2	6.75		4/1/17	450		465,750
Sr. Notes	Ba2	9.00		5/1/12	1,880		2,115,000
Sr. Notes	Ba2	6.50		6/1/16	150		153,563
VWR International, Inc., Sr. Notes	B3	8.00		4/15/14	550		573,375
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75		2/1/15	3,242		3,379,785

							97,290,389

Lodging & Leisure 1.5%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50		6/1/11	4,825		5,168,781
Gaylord Entertainment Co., Sr. Notes	B3	8.00		11/15/13	2,175		2,226,656
Hilton Hotel Corp., Sr. Notes	Ba1	7.50		12/15/17	450		465,188
Host Marriott LP,
Gtd. Notes, Series Q	Ba1	6.75		6/1/16	775		780,813
Sr. Notes	Ba1	7.125		11/1/13	5,510	(f)	5,633,975
Sr. Notes, Ser. M	Ba1	7.00		8/15/12	6,250		6,367,187
Royal Caribbean Cruises Ltd., (Liberia),
Sr. Notes	Ba1	8.75		2/2/11	850	(i)	930,744
Sr. Notes	Ba1	6.875		12/1/13	1,580	(i)	1,616,643

							23,189,987

Media & Entertainment 8.7%
AMC Entertainment, Inc.,
Sr. Notes	B3	11.00		2/1/16	400		455,500
Sr. Sub. Notes	B3	8.00		3/1/14	4,075	(f)	4,146,313
Cinemark, Inc., Sr. Notes	B3	9.75	(l)	3/15/14	2,400		2,196,000
Clear Channel Communications, Inc., Debs.	Baa3	6.875		6/15/18	525		481,761

Sr. Notes	Baa3	5.75		1/15/13	4,025		3,774,126
Sr. Notes	Baa3	5.50		9/15/14	1,375	(f)	1,217,297
Dex Media East LLC, Gtd. Notes	B2	12.125		11/15/12	10,690		11,692,187
Dex Media West LLC, Sr. Sub. Notes	B2	9.875		8/15/13	7,525	(f)	8,211,656
Dex Media, Inc., Notes	B3	8.00		11/15/13	2,645		2,770,638
DirecTV Holdings LLC	Ba3	6.375		6/15/15	2,724		2,587,800
DirecTV Holdings LLC, Sr. Notes	Ba3	8.375		3/15/13	500		526,875
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00		10/1/13	775		798,250
Sr. Notes	Ba3	6.375		10/1/11	1,025		1,031,406
Sr. Notes	Ba3	6.625		10/1/14	1,600		1,610,000
Sr. Notes	Ba3	7.125		2/1/16	8,935		9,225,387
Gray Television, Inc., Sr. Sub. Notes	B1	9.25		12/15/11	6,395		6,690,769
Idearc, Inc., Sr. Notes, 144A	B2	8.00		11/15/16	4,100		4,217,875
Intelsat Bermuda Ltd. (Bermuda),
Sr. Notes,	B2	8.25		1/15/13	9,645	(f)(i)	10,054,912
Sr. Notes, 144A	B2	9.25		6/15/16	1,075	(i)	1,190,563
Sr. Notes, 144A	Caa1	11.25		6/15/16	7,625	(i)	8,654,374
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875		10/1/13	3,825		3,480,750
Sr. Sub. Notes	B2	6.375		4/1/14	3,175		2,786,063
Morris Publishing Group LLC, Sr. Sub. Notes	B1	7.00		8/1/13	1,460		1,394,300
Nielsen Finance LLC, 144A	Caa1	10.00		8/1/14	2,175		2,370,750
Panamsat Corp.,
Gtd. Notes	B2	9.00		8/15/14	125		135,313
Gtd. Notes, 144A	B2	9.00		6/15/16	300		330,375
Primedia, Inc.,
Gtd. Notes	B2	8.00		5/15/13	225		232,875
Sr. Notes	B2	8.875		5/15/11	1,775		1,823,813
Quebecor Media, Inc. (Canada), Sr. Notes	B2	7.75		3/15/16	4,820	(i)	4,952,550
Quebecor World Capital Corp. (Canada),
Sr. Notes, 144A	B2	8.75		3/15/16	2,150	(f)(i)	2,176,875
Quebecor World, Inc. (Canada), 144A	B2	9.75		1/15/15	1,675	(i)	1,758,750
Rainbow National Services LLC,
Sr. Notes, 144A	B3	10.375		9/1/14	325		363,594
RH Donnelley Corp.,
Sr. Disc. Notes	B3	6.875		1/15/13	3,000		2,917,500
Sr. Notes	B3	8.875		1/15/16	1,940		2,061,250
RH Donnelley Finance Corp. I, Sr. Sub. Notes, 144A (cost $5,689,500; purchased 11/26/02-5/9/05)	B2	10.875		12/15/12	5,675	(b)	6,129,000
Six Flags, Inc., Sr. Notes	Caa1	9.625		6/1/14	540	(f)	507,600
Universal City Development Partners, Unsec’d. Notes	B2	11.75		4/1/10	500		529,375
Universal City Florida Holdings Co., Sr. Notes	B3	10.11	(j)	5/1/10	300		309,375
Univision Communications, Bank Loan	Ba3	Zero		9/16/14	242	(k)	241,391
Univision Communications, Bank Loan	Ba3	Zero		9/16/14	3,758	(k)	3,754,973
Univision Communications, Inc., Sr. Notes, 144A	B3	9.75		3/15/15	6,775	(f)	6,749,594
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875		6/15/09	1,090	(f)	1,100,900
Sec’d. Notes	B1	9.75		4/1/09	5,035	(f)	5,123,113

							132,763,768

Metals 3.5%
AK Steel Corp.,
Gtd. Notes	B2	7.875		2/15/09	266		266,000
Gtd. Notes	B2	7.75		6/15/12	2,600	(f)	2,642,250

Aleris International, Inc.,
Sr. Notes, 144A	B3	9.00		12/15/14	2,000		2,110,000
Sr. Notes, 144A	Caa1	10.00		12/15/16	1,000	(f)	1,045,000
Arch Western Finance LLC, Sr. Notes	B1	6.75		7/1/13	2,635		2,592,181
Century Aluminum Co., Sr. Notes	B1	7.50		8/15/14	4,130		4,243,575
Chaparral Steel Co., Sr. Unsec’d. Notes	B1	10.00		7/15/13	3,100		3,456,500
CSN Islands VII Corp. (Cayman Islands),
Gtd. Notes, 144A	NR	10.75		9/12/08	1,990	(i)	2,159,150
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	Ba3	8.375		4/1/17	4,550	(f)	4,919,688
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba2	10.375		7/15/11	3,500		3,718,750
Indalex Hldg Corp., Sec’d. Notes	Caa1	11.50		2/1/14	425		439,875
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75		4/1/14	2,180	(i)	2,405,896
Metals USA, Inc.	B3	11.125		12/1/15	7,400		8,213,999
Novelis, Inc., Sr. Notes	B2	7.25		2/15/15	5,225		5,525,438
Peabody Energy Corp.,
Gtd. Notes	Ba1	7.375		11/1/16	150		157,875
Gtd. Notes, Series B	Ba1	6.875		3/15/13	190		193,325
PNA Group, Inc., 144A (cost $3,000,000; purchased 8/4/06)	B3	10.75		9/1/16	3,000	(b)(k)	3,225,000
Ryerson Tull, Inc., Sr. Notes	B3	8.25		12/15/11	1,985		2,004,850
Southern Copper Corp., Sr. Notes	Baa2	7.50		7/27/35	3,450		3,718,679

							53,038,031

Non Captive Finance 2.0%
General Motors Acceptance Corp.,
Notes	Ba1	6.875		9/15/11	10,800		10,810,465
Notes	Ba1	6.875		8/28/12	14,730	(f)	14,670,653
Notes	Ba1	6.75		12/1/14	2,870	(f)	2,821,474
Notes	Ba1	7.00		2/1/12	650		653,064
Residential Capital Corp.	Baa3	6.375		6/30/10	2,170		2,169,416

							31,125,072

Packaging 2.3%
Ball Corp., Gtd. Notes	Ba1	6.625		3/15/18	1,250		1,242,188
Berry Plastics Hldg. Corp.,
Sec’d.	B2	9.230	(j)	9/15/14	1,750	(f)	1,793,750
Sec’d.	B2	8.875		9/15/14	3,150		3,220,875
Crown Americas,
Gtd. Notes	B1	7.625		11/15/13	5,550		5,709,563
Gtd. Notes	B1	7.75		11/15/15	600		624,000
Graham Packaging Co., Inc.
Sr. Notes	Caa1	8.50		10/15/12	1,070		1,086,050
Sr. Sub. Notes	Caa1	9.875		10/15/14	3,805	(f)	3,881,100
Greif Brothers Corp., Sr. Sub. Notes, 144A	Ba2	6.75		2/1/17	2,700		2,720,250
Owens-Brockway Glass Container,
Gtd. Notes	Ba2	8.875		2/15/09	110		112,200
Gtd. Notes	B3	6.75		12/1/14	250		247,500
Gtd. Notes	Ba2	7.75		5/15/11	4,160		4,295,200
Sec’d. Notes	Ba2	8.75		11/15/12	7,430		7,820,074
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A	NR	Zero		11/30/08	55	(e)	1
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75		11/15/13	2,717		2,689,830

							35,442,581

Paper 3.9%
Abitibi Consolidated, Inc. (Canada),
Notes	B3	5.25		6/20/08	2,300	(i)	2,242,500
Notes	B3	8.55		8/1/10	4,555	(i)	4,611,938
Notes	B3	7.75		6/15/11	850	(i)	811,750
Notes	B3	6.00		6/20/13	1,435	(f)(i)	1,219,750
Ainsworth Lumber Co., Ltd. (Canada), Sr. Notes	B2	6.75		3/15/14	335	(i)	232,825
Bowater Finance Corp. (Canada), Gtd. Notes	B3	7.95		11/15/11	2,185	(f)(i)	2,124,913
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25		2/15/13	3,755	(i)	3,755,000
Catalyst Paper Corp.,
Sr. Notes	B2	8.625		6/15/11	6,215		6,308,224
Sr. Notes	B2	7.375		3/1/14	500		483,750
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75		3/15/10	5,000		5,000,000
Domtar, Inc. (Canada),
Notes	B2	5.375		12/1/13	825	(i)	760,031
Sr. Notes	B2	7.875		10/15/11	1,465	(i)	1,534,588
Georgia Pacific Corp., Deb.	B2	7.375		12/1/25	1,840		1,775,600
Georgia Pacific Corp.,
Gtd. Notes, 144A (cost $3,550,000; purchased 12/13/06)	Ba3	7.125		1/15/17	3,950	(b)(f)	3,959,875
Sr. Unsec’d. Notes	B2	8.00		1/15/24	310		311,550
Notes	B2	7.75		11/15/29	50		49,500
Glatfelter, Gtd. Notes	Ba1	7.125		5/1/16	570		578,550
Graphic Packaging Int’l, Inc.,
Sr. Notes	B2	8.50		8/15/11	2,210		2,298,400
Sr. Sub. Notes	B3	9.50		8/15/13	3,500	(f)	3,723,125
Jefferson Smurfit Corp., Gtd. Notes	B3	7.50		6/1/13	1,000		970,000
Millar Western Forest Products Ltd. (Canada),
Sr. Notes	B2	7.75		11/15/13	645	(i)	586,950
Norampac, Inc. (Canada), Sr. Notes	Ba3	6.75		6/1/13	2,925	(i)	2,892,094
Smurfit Capital Funding PLC (Ireland), Gtd. Notes	Ba2	7.50		11/20/25	100	(i)	102,000
Smurfit Kappa Funding PLC (Ireland),
Sr. Notes	B2	9.625		10/1/12	272	(i)	289,000
Sr. Sub. Notes	B2	7.75		4/1/15	100	(i)	102,000
Smurfit-Stone Container Enterprises, Inc.,
Sr. Unsub. Notes	B3	9.75		2/1/11	108		110,970
Sr. Notes, 144A	B3	8.00		3/15/17	3,925	(f)	3,836,688
Sr. Notes	B3	8.375		7/1/12	1,530		1,533,825
Stone Container Finance (Canada)	B3	7.375		7/15/14	5,550	(f)(i)	5,327,999
Tembec Industries, Inc. (Canada), Gtd. Notes	Ca	7.75		3/15/12	3,580	(i)	2,174,850
Verso Paper Hldgs. LLC,
Notes, 144A	B2	9.125		8/1/14	300		312,000
Notes, 144A	B2	9.11	(j)	8/1/14	430		440,750

							60,460,995

Pipelines & Others 3.3%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Notes	B1	7.125		5/20/16	4,290		4,300,725
El Paso Corp.,
Sr. Unsec’d. Notes	Ba3	7.875		6/15/12	750		815,625
Sr. Unsec’d. Notes	Ba3	8.05		10/15/30	450		510,750
Sr. Unsec’d. Notes	Ba3	7.80		8/1/31	750		828,750
El Paso Production Holding Co., Sr. Notes	B1	7.75		6/1/13	5,875		6,139,375
Ferrellgas Partners LP,
Sr. Notes	B2	8.75		6/15/12	200		207,500
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75		5/1/14	1,500		1,470,000
Inergy LP/Inergy Finance Corp., Sr. Notes	B1	8.25		3/1/16	3,750		3,937,500

Kinder Morgan Finance Co. ULC,
Gtd. Notes	Baa2	5.70	1/5/16	2,150		2,015,855
Gtd. Notes	Baa2	6.40	1/5/36	2,950		2,641,530
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	6/15/14	2,700		2,819,664
SemGroup LP, Sr. Notes, 144A (cost $207,000; purchased 4/28/06)	B1	8.75	11/15/15	400	(b)	406,000
Southern Natural Gas Co., Notes	Baa3	8.00	3/1/32	125		148,478
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Notes	B1	6.875	12/15/13	505		497,425
Targa Resources, Inc., Gtd. Notes, 144A	B3	8.50	11/1/13	1,400		1,428,000
Williams Cos., Inc.,
Notes	Ba2	8.75	3/15/32	650		749,125
Notes	Ba2	7.125	9/1/11	10,275	(f)	10,763,063
Notes	Ba2	8.125	3/15/12	4,610		5,013,375
Notes	Ba2	7.875	9/1/21	4,865	(f)	5,351,500
Sr. Notes	Ba2	7.625	7/15/19	800		870,000
Williams Partners LP, 144A	Ba3	7.25	2/1/17	225		237,938

						51,152,178

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50	2/1/17	150		145,875

Retailers 1.6%
Asbury Automotive Group, Inc., Sr. Sub.	B3	8.00	3/15/14	1,650		1,687,125
Bon-Ton Stores, Inc. (The), Gtd. Notes	B3	10.25	3/15/14	400	(f)	429,500
Buhrmann US, Inc. (Netherlands), Gtd. Notes	B2	7.875	3/1/15	275	(i)	275,000
Couche-Tard Finance Corp.	Ba2	7.50	12/15/13	1,701		1,747,778
GSC Holdings, Gtd. Notes	B1	8.00	10/1/12	1,140		1,208,400
Jean Coutu Group (PJC), Inc.,
Sr. Notes	B3	7.625	8/1/12	275		291,522
Sr. Sub. Notes	Caa2	8.50	8/1/14	3,020		3,276,700
Neiman Marcus Group, Inc.,
Gtd. Notes	B2	9.00	10/15/15	1,675		1,834,125
Gtd. Notes	B3	10.375	10/15/15	895		997,925
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	2,825		2,853,250
Rite Aid Corp., Sec’d. Notes	B3	8.125	5/1/10	5,720		5,877,299
Sally Holdings LLC, Sr. Notes, 144A	B2	9.25	11/15/14	200	(f)	205,500
Stripes Acquisition LLC/Susser Finance Corp.,
Sr. Notes	B2	10.625	12/15/13	2,849		3,108,971
Yankee Acquisition Corp., Sr. Notes, 144A	B3	8.50	2/15/15	100		101,250

						23,894,345

Structure Notes 0.5%
Trains, Sec’d. Notes, 144A	B1	7.548	5/1/16	6,882		6,997,755

Technology 4.8%
Amkor Technology, Inc., Sr. Notes	B2	7.125	3/15/11	1,475		1,445,500
Ampex Corp., Sec’d. Notes, PIK	NR	12.00	8/15/08	152	(k)	113,795
Avago Technologies Finance Pte (Singapore),
Sr. Notes	B2	10.125	12/1/13	4,500	(i)	4,871,250
Sr. Sub. Notes	Caa1	11.875	12/1/15	1,550	(f)(i)	1,743,750
Celestica, Inc. (Canada),
Sr. Sub. Notes	B2	7.875	7/1/11	150	(i)	145,125
Sr. Sub. Notes	B2	7.625	7/1/13	200	(i)	187,000

Communications & Power Industries, Inc.,
Gtd. Notes	B2	8.00	2/1/12	250		259,375
Flextronics Int’l, Ltd. (Singapore),
Sr. Sub. Notes	Ba2	6.50	5/15/13	1,370	(i)	1,356,300
Sr. Sub. Notes	Ba2	6.25	11/15/14	1,500	(i)	1,451,250
Freescale Semiconductor, Inc.,
Sr. Notes, 144A	B1	9.125	12/15/14	15,600		15,482,999
Sr. Sub. Notes, 144A	B2	10.125	12/15/16	4,035	(f)	4,045,088
Sr. Notes, 144A	B1	8.875	12/15/14	6,895		6,903,618
Iron Mountain, Inc., Sr. Sub. Notes	B3	8.625	4/1/13	6,075		6,251,174
Nortel Networks Corp. (Canada), Notes	B3	4.25	9/1/08	3,070	(i)	3,031,625
Nortel Networks Ltd. (Canada),
Gtd. Notes, 144A	B3	10.125	7/15/13	175	(f)(i)	192,063
Gtd. Notes, 144A	B3	10.75	7/15/16	75	(i)	83,250
NXP Funding LLC,
Sec’d. Notes, 144A	Ba2	7.875	10/15/14	2,905		2,999,413
Sr. Notes, 144A	B2	9.50	10/15/15	3,625	(f)	3,742,813
Sanmina-SCI Corp., Sr. Sub. Notes	B2	8.125	3/1/16	325	(f)	305,500
Sensata Technologies, Inc., Sr. Notes	Caa1	8.00	5/1/14	4,585		4,556,344
Serena Software,	Caa1	10.375	3/15/16	5,390		5,821,199
Solectron Global Finance, Ltd., Gtd. Notes	B3	8.00	3/15/16	100	(f)	99,750
Spansion, LLC, Sr. Notes, 144A	Caa1	11.25	1/15/16	2,200		2,271,500
STATS ChipPAC Ltd., Sr. Notes	Ba2	6.75	11/15/11	1,670		1,724,275
Sungard Data Systems, Inc.,
Notes	Caa1	10.25	8/15/15	1,070	(f)	1,167,638
Gtd. Notes	Caa1	9.125	8/15/13	798	(f)	855,855
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	1,290		1,293,225
Xerox Corp.,
Sr. Unsec’d. Notes	Baa3	6.75	2/1/17	250		261,605
Sr. Notes	Baa3	6.875	8/15/11	200		210,484
Sr. Sub. Notes	Baa3	6.40	3/15/16	1,175		1,208,517

						74,081,280

Telecommunications 6.1%
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00	8/1/11	54		57,173
Centennial Cellular Corp., Series B, Gtd. Notes.	B2	10.125	6/15/13	275		297,000
Centennial Communications Corp., Sr. Notes	Caa1	10.00	1/1/13	1,410		1,521,038
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	1,150	(f)	1,193,125
Sr. Sub. Notes	B2	8.375	1/15/14	1,380	(f)	1,411,050
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	2,045		2,280,175
Sr. Notes	Ba2	6.25	1/15/13	5,085	(f)	5,046,863
Sr. Notes	Ba2	9.00	8/15/31	735		804,825
Cricket Communications, Inc., Sr. Notes, 144A	Caa2	9.375	11/1/14	3,150	(f)	3,339,000
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375	11/1/11	1,925		2,042,906
Dobson Communications Corp., Sr. Notes	Caa1	9.61(j)	10/15/12	945		972,169
Hawaiian Telcom Communication, Inc.,
Sr. Notes	B3	9.75	5/1/13	925	(f)	957,375
Sr. Notes	B3	10.890(j)	5/1/13	1,650	(f)	1,674,750
Sr. Notes	B3	12.50	5/1/15	915	(f)	1,001,925
Level 3 Financing Inc.,
Sr. Notes	B3	12.25	3/15/13	10,475		12,255,749
Sr. Notes, 144A	B3	9.25	11/1/14	875		899,063
Sr. Notes, 144A	B3	8.75	2/15/17	3,125		3,148,438
Nextel Communications, Inc., Series D, Gtd. Notes	Baa3	7.375	8/1/15	425		439,577
Nordic Teleco Holding, Inc., Sr. Notes, 144A	B2	8.875	5/1/16	5,220		5,585,400

Qwest Communications Int’l., Inc., Gtd. Notes	Ba3	7.50		2/15/14	4,875	(f)	5,021,250
Qwest Corp.,
Deb.	Ba1	7.50		6/15/23	1,025		1,041,656
Deb.	Ba1	6.875		9/15/33	1,025	(f)	989,125
Deb.	Ba1	7.20		11/10/26	1,000		1,012,500
Notes	Ba1	8.875		3/15/12	2,375		2,624,375
Sr. Notes	Ba1	7.875		9/1/11	4,450	(f)	4,728,125
Sr. Notes	Ba1	7.625		6/15/15	12,400		13,236,999
Sr. Unsec’d. Notes	Ba1	7.50		10/1/14	3,550		3,745,250
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Baa3	9.625		5/1/11	5,100	(i)	5,814,000
Sr. Sub. Notes	Ba1	8.00		12/15/12	225	(i)	238,500
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875		2/1/10	200		211,000
Time Warner Telecom Hldgs.	B3	9.25		2/15/14	2,450		2,621,500
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A	B2	10.75		12/1/15	1,000	(i)	1,145,000
Wind Acquisition Holdings Bank Loan (Luxembourg)	NR	12.61		12/21/11	200	(i)(k)	205,250
Windstream Corp., Sr. Notes	Ba3	8.625		8/1/16	5,135	(f)	5,616,406

							93,178,537

Tobacco 0.3%
Reynolds American, Inc.,
Gtd. Notes	Ba2	7.30		7/15/15	2,000		2,087,930
Gtd. Notes	Ba2	7.625		6/1/16	2,495		2,654,258
Gtd. Notes	Ba2	7.75		6/1/18	100		107,901

							4,850,089

Total corporate bonds							1,348,936,996

SOVEREIGN BONDS 1.5%
Republic of Argentina, Bonds	B3	3.00	(j)	4/30/13	5,963	(i)(f)	4,710,869
Republic of Brazil, Notes	Ba2	8.75		2/4/25	3,650	(i)	4,690,250
Republic of Colombia, Notes	Ba2	10.00		1/23/12	4,531	(i)	5,335,253
Republic of Philippines, Notes	B1	9.375		1/18/17	6,260	(i)	7,715,449

Total sovereign bonds							22,451,821

U.S. GOVERNMENT OBLIGATIONS
United States Treasury Bill	AAA	4.90		6/14/07	64		64,355

					Shares
COMMON STOCKS 1.2%
ACP Holding Co.					19,512	(c)(k)	28,292
Classic Communications, Inc.					3,000	(c)(k)	30
Color Spot Nurseries, Inc.					57,197	(c)(k)	228,788
Embarq Corp.					2,933	(c)	165,275
General Chemical Ind. Product, Series A					103	(c)	—	†
General Chemical Ind. Product					179	(c)	49,907

IMPSAT Fiber Networks, Inc.		118,952	(c)	1,097,927
Link Energy LLC		20,000	(c)(k)	500
Peachtree Cable Assoc. Ltd.		31,559	(c)(k)	316
Premium Standard Farms, Inc.
(cost $6,355,820; purchased 5/20/94)		549,593	(b)(k)	11,563,437
Russell Stanley Holdings, Inc.		6,000	(c)	6
Sleepmasters, Inc.		264	(c)	—	†
Sprint Nextel Corp.		58,675	(c)(f)	1,112,478
Stage Stores, Inc.		327		7,622
TRISM, Inc.		27,543	(c)(d)(k)	551
Xerox Corp.		231,870	(c)	3,916,284
York Research Corp.		15,105	(c)(k)	15

Total common stocks				18,171,428

PREFERRED STOCKS (c) 0.6%
Building Materials & Construction
New Millenium Homes LLC, Ser. A		2,000	(d)(k)	760

Cable
Adelphia Recovery Trust		2,000,000	(k)	2,000
Adelphia Communications Corp.		20,000	(k)	20
PTV, Inc., Ser. A, 10.00%		9		34

				2,054

Foods
AmeriKing, Inc., 13.00%		1,619	(k)	2

Media & Entertainment 0.6%
Ion Media Networks, Inc., 13.25%		1,251		9,757,799
Ziff Davis Holdings, Inc.		2		48

				9,757,847

Total preferred stocks				9,760,663

	Expiration Date
WARRANTS(c) 0.1%
Cable
TVN Entertainment
(cost $5,615,000; purchased 10/21/04)	1/1/49	46,241	(b)(k)	26,820

Capital Good
Pliant Corp., 144A	6/1/10	2		—	†

Chemicals
Sterling Chemical, Inc.	8/15/08	5,450	(d)(k)	5

Consumer
IHF Holdings, Inc.	9/27/09	4,375	(k)	44

Gaming
Aladdin Gaming	3/1/10	30,000	(k)	30

Media & Entertainment
Advanstar Holdings Corp., 144A	10/15/11	225		2
XM Satellite Radio, Inc., 144A	3/15/10	345	(k)	—	†
Ziff Davis Holdings, Inc.	8/12/12	4,400		45

				47

Paper
Smurfit Kappa Funding PLC (Ireland), 144A	4/1/15	275		5,878

Technology
Viasystems Group, Inc.	1/10/31	166,335	(k)	17

Telecommunications 0.1%
Allegiance Telecom, Inc.	2/3/08	14,200	(k)	14
GT Group Telecom, Inc. (Canada), 144A,
(cost $0; purchased 1/27/00)	2/1/10	8,610	(b)(d)(i)(k)	9
Price Communications Corp.	8/1/07	17,200	(k)	952,552
Verado Holdings, Inc.	4/15/08	4,075	(k)	2,253
Versatel Telecom Int’l. NV (Netherlands)	5/15/08	10,000	(i)(k)	10

				954,838

Total warrants				987,679

Total long-term investments
(cost $1,403,085,966)				1,418,197,584

SHORT-TERM INVESTMENT 20.1%
Affiliated Mutual Funds 20.1%
Dryden Core Investment Fund – Short-Term Bond Series(h)		5,081,717		50,817,175
Dryden Core Investment Fund – Taxable Money Market Series
(includes $223,358,309 of cash collateral received for securities on loan)(g)(h)		256,822,985		256,822,985

Total short-term investments
(cost $307,690,353)				307,640,160

Total Investments (m) 112.7%
(cost $1,710,776,319)(n)				1,725,837,744
Liabilities in excess of other assets (o) (12.7%)				(194,393,724)

Net Assets 100.0%				$1,531,444,020

The following abbreviations are used in portfolio descriptions:

144A – Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC – Limited Liability Company.

LP – Limited Partnership.

PIK – Payment-in-kind.

NR – Not Rated by Moody’s or Standard & Poor’s.

MTN – Medium Term Notes.

†	Less than $0.50.
(a)	Standard & Poor’s rating.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Indicates a restricted security; the aggregate cost of such securities is $30,318,783. The aggregate value of 29,632,824 is approximately 1.9% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $217,209,117; cash collateral of $223,358,309 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at March 31, 2007.
(k)	Indicates a security that has been deemed illiquid.
(l)	The rate shown reflects the coupon rate after the step date.
(m)	As of March 31, 2007, 12 securities representing $594,056 and 0.03% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States Federal income tax basis of the Fund’s investment and the net unrealized appreciation as of March 31, 2007 were as follow:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,717,328,377	$64,073,341	$55,363,974	$8,509,367

(o)	Liabilities in excess of other assets include net unrealized appreciation on credit default swaps.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	09/20/2010	$2,500	4.20%	Lear Corp., 8.11%, 5/15/09	$95,999
Merrill Lynch Capital Services, Inc.	09/20/2009	2,000	4.65%	General Motors Corp., 7.125%, 7/15/19	75,990

					$171,989

(1)	The Fund receives the fixed rate and pays the counterparty par in the event the underlying bond defaults.

See Notes to Financial Statements.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series the Short-Term Bond Series (the “Series”), portfolios of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and a short-term bond fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.